Business combination - Analysis of Acquisition Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 29, 2016	Dec. 31, 2016
Business combination
Net cash outflow		$ (73,216)
LFoundry S.r.l. ("LFoundry")
Business combination
Cash paid for acquisition	$ (54,366)
Other cash consideration	(37,837)
Cash and cash equivalent acquired	18,987
Net cash outflow	$ (73,216)